TRANSACTIONS WITH RELATED PARTIES (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Related Party Transaction, Purchases from Related Party	$ 465,181	$ 476,323
Related Party Transaction, Expenses from Transactions with Related Party	31,354	133,003
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	362,347	275,678
Epic Pharma Llc [Member] | Property, Plant and Equipment, Other Types [Member]
Related Party Transaction, Purchases from Related Party	0	52,000
Inventories [Member] | Epic Pharma Llc [Member]
Related Party Transaction, Purchases from Related Party	$ 71,480	$ 15,552